Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2018
Deposits From Banks [abstract]
Schedule of Deposits from Banks by Type
Deposits from banks by type
	Netherlands		International		Total
	2018	2017	2018	2017	2018	2017
Non-interest bearing	22	181	412	363	434	544
Interest bearing	17,211	17,230	19,686	19,047	36,896	36,277
	17,233	17,411	20,097	19,410	37,330	36,821